Share-Based Compensation - Summary of the Option Activities (Detail)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding at beginning balance | shares		7,409,599		2,757,124		1,907,500
Number of Options, Granted | shares		6,503,323		5,198,298		941,814
Number of Options, Forfeited | shares		(280,222)		(545,823)		(92,190)
Number of Options, Exercised | shares		(530,110)
Number of Options, Outstanding at ending balance | shares		13,102,590		7,409,599		2,757,124	1,907,500
Number of options, Vested and expected to vest | shares								13,102,590
Number of options, Exercisable | shares								2,976,223
Weighted Average Exercise Price, Outstanding at beginning balance	$ 1.32		$ 0.55		$ 0.30
Weighted Average Exercise Price, Granted	1.82		1.65		1.06
Weighted Average Exercise Price, Forfeited	1.47		0.71		0.71
Weighted–Average Exercise Price, Exercised	0.51
Weighted Average Exercise Price, Outstanding at ending balance	1.60		1.32		0.55
Weighted Average Exercise Price, Vested and expected to vest	1.60
Weighted average exercise price, Exercisable
Weighted-Average Grant Date Fair Value, Outstanding at beginning balance | (per share)	0.47	¥ 3.28	0.28	¥ 1.93	0.24	¥ 1.59
Weighted-Average Grant Date Fair Value, Granted | (per share)	1.74	11.22	0.56	3.92	0.38	2.65
Weighted-Average Grant Date Fair Value, Forfeited | (per share)	0.95	6.31	0.37	2.56	0.30	2.06
Weighted–Average Grant Date Fair Value, Exercised | (per share)	0.28	1.89
Weighted-Average Grant Date Fair Value, Outstanding at ending balance | (per share)	1.10	¥ 7.21	$ 0.47	¥ 3.28	$ 0.28	¥ 1.93	¥ 1.59
Weighted-Average Grant Date Fair Value, Vested and expected to vest | (per share)	1.10							¥ 7.21
Weighted Average Remaining Contractual Term, Outstanding at bagging balance (In Years)		8 years 10 months 9 days		8 years 10 months 20 days		8 years 8 months 1 day	9 years 3 months 29 days
Weighted Average Remaining Contractual Term, Outstanding at ending balance		8 years 10 months 9 days		8 years 10 months 20 days		8 years 8 months 1 day	9 years 3 months 29 days
Weighted Average Remaining Contractual Term, Vested and expected to vest		8 years 10 months 9 days
Aggregate Intrinsic Value, Outstanding at beginning balance | ¥		¥ 112,024		¥ 7,728		¥ 3,798
Aggregate Intrinsic Value, Forfeited | ¥
Aggregate Intrinsic Value, Outstanding at ending balance | ¥		¥ 12,335		¥ 112,024		¥ 7,728	¥ 3,798
Aggregate Intrinsic Value, Vested and expected to vest | ¥								¥ 12,335
Weighted–Average Grant Date Fair Value, Exercisable
Aggregate Intrinsic Value, Exercisable | ¥								¥ 7,138
Weighted Average Remaining Contractual Term, Exercisable		7 years 9 months 14 days